Artisan International Small-Mid Fund Average Annual Total Returns		12 Months Ended	60 Months Ended	85 Months Ended	117 Months Ended	120 Months Ended	288 Months Ended
	Sep. 30, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
MSCI ACWI ex USA SMID Index(reflects no deduction for fees, expenses or taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent				8.68%	8.02%		8.68%
MSCI EAFE Small Cap Growth Index(reflects no deduction for fees, expenses or taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent				6.99%	7.07%		8.33%
MSCI ACWI ex USA (reflects no deduction for fees, expenses or taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent				9.19%	8.78%		7.09%
Investor
Prospectus [Line Items]
Average Annual Return, Percent		18.22%	0.63%			6.09%	9.96%
Performance Inception Date	Dec. 21, 2001
Investor | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		16.74%	0.20%			4.15%	8.40%
Investor | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		11.85%	0.48%			4.21%	8.15%
Investor | MSCI ACWI ex USA SMID Index(reflects no deduction for fees, expenses or taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent		30.74%	6.80%			7.87%
Investor | MSCI EAFE Small Cap Growth Index(reflects no deduction for fees, expenses or taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent		26.15%	2.09%			6.70%
Investor | MSCI ACWI ex USA (reflects no deduction for fees, expenses or taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent		32.39%	7.91%			8.41%
Advisor
Prospectus [Line Items]
Average Annual Return, Percent		18.46%	0.80%	8.60%
Performance Inception Date	Dec. 04, 2018
Advisor | MSCI ACWI ex USA SMID Index(reflects no deduction for fees, expenses or taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent		30.74%	6.80%
Advisor | MSCI EAFE Small Cap Growth Index(reflects no deduction for fees, expenses or taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent		26.15%	2.09%
Advisor | MSCI ACWI ex USA (reflects no deduction for fees, expenses or taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent		32.39%	7.91%
Institutional
Prospectus [Line Items]
Average Annual Return, Percent		18.56%	0.88%		7.26%
Performance Inception Date	Apr. 12, 2016
Institutional | MSCI ACWI ex USA SMID Index(reflects no deduction for fees, expenses or taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent		30.74%	6.80%
Institutional | MSCI EAFE Small Cap Growth Index(reflects no deduction for fees, expenses or taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent		26.15%	2.09%
Institutional | MSCI ACWI ex USA (reflects no deduction for fees, expenses or taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent		32.39%	7.91%